Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Inventory [Line Items]
Finished products	¥ 498,430	¥ 529,666
Work in process	88,236	70,969
Raw materials, purchased components and supplies	120,386	103,408
Inventories	¥ 707,052	¥ 704,043